Trade and other payables: amounts falling due within one year	6 Months Ended
Jun. 30, 2022
Trade and other current payables [abstract]
Trade and other payables: amounts falling due within one year

	30 June 2022	31 December 2021
	£m	£m
Trade payables	9,674.4	10,596.9
Deferred income	1,457.2	1,334.0
Payments due to vendors (earnout agreements)	40.0	85.6
Liabilities in respect of put option agreements with vendors	68.3	58.4
Fair value of derivatives	3.9	6.4
Share repurchases - close period commitments[1]	—	211.7
Other creditors and accruals	2,691.1	2,959.3
	13,934.9	15,252.3
Note
[1]During 2021, the Company entered into an arrangement with a third party to conduct share buy-backs on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021. As the close period ended on 18 February 2022 the movement in other reserves has been reversed in the period ended 30 June 2022.
The Group considers that the carrying amount of trade and other payables approximates their fair value.